Schedule of right of use assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Beginning Balance			$ 401	$ 381	$ 381
Depreciation	$ (85)	$ (86)	(172)	$ (162)	(333)
New leases			58		353
Adjustment			(19)
Ending Balance	$ 268		$ 268		$ 401